Acquisitions (Details) - Schedule of estimated fair values $ in Thousands	Dec. 31, 2021 USD ($)
Schedule Of Estimated Fair Values Abstract
Property, Plant and Equipment	$ 1,487
Inventories	133
Other receivables	193
Right of Use Assets	4,533
Lease Liabilities	(4,533)
Total	$ 1,813